Earnings Per Share (Details) - shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Earnings Per Share [Abstract]
Basic weighted average number of common shares outstanding	9	1,371,643,240
Shares issued		187,933,730
Ordinary shares are legally issued and not outstanding	187,933,720